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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: Three River Road
         Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Malcolm F. MacLean IV
Title: Managing Member
Phone: (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut        April 28, 2008
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $41,511 (x 1000)

List of Other Included Managers:

                  01 File Number 28-11653 David R. Jarvis
                  02 File Number 28-11654 Malcolm F. MacLean IV

Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

                          FORM 13F INFORMATION TABLE

                                                                                      Voting    Voting    Voting
                                         Value  Shares  SH/ Put/ Investment  Other   Authority Authority Authority
    Issuer      Title of Class   Cusip   x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
    ------      -------------- --------- ------ ------- --- ---- ---------- -------- --------- --------- ---------
BARNWELL
  INDUSTRIES      COMMON
  INC COM ST...   STOCK        068221100 2,373  217,512 SH         OTHER              217,512      0         0
CALIFORNIA
  COASTAL
  CMNTYS          COMMON
  INC..........   STOCK        129915203 1,339  276,488 SH         OTHER              276,488      0         0
ISHARES INC
  MSCI HONG       MSCI
  KONG IND.....   HONG KONG    464286871 3,716  206,955 SH         OTHER              206,955      0         0
ISHRES FTSE       FTSE
  CHNA.........   XNHUA IDX    464287184 6,084   45,000 SH         OTHER               45,000      0         0
LAS VEGAS
  SANDS CORP      COMMON
  COM STK......   STOCK        517834107 5,530   75,122 SH         OTHER               75,122      0         0
M D C HLDGS
  INC MEDIUM      COMMON
  TERMS........   STOCK        552676108   657   15,000 SH         OTHER               15,000      0         0
PICO HOLDINGS
  INC COM         COMMON
  STK..........   STOCK        693366205   882   29,164 SH         OTHER               29,164      0         0
PROSHARES TR
  REAL EST PRO    REAL EST
  ETF..........   PRO          74347R552 7,584   76,342 SH         OTHER               76,342      0         0
SONESTA
  INTERNATIONAL   COMMON
  HOTELS.......   STOCK        835438409 8,305  335,573 SH         OTHER              335,573      0         0
SUNRISE SENIOR
  LIVING INC      COMMON
  COM..........   STOCK        86768K106   780   35,000 SH         OTHER               35,000      0         0
TEXAS PACIFIC
  LAND TRUST      COMMON
  COM..........   STOCK        882610108 1,701   41,242 SH         OTHER               41,242      0         0
VAIL RESORTS
  INC COM         COMMON
  STK..........   STOCK        91879Q109 1,031   21,348 SH         OTHER               21,348      0         0
VENTAS INC
  COM REIT.....   REITS/RICS   92276F100   546   12,163 SH         OTHER               12,163      0         0
CAPITAL PPTYS     COMMON
  INC RI COM...   STOCK        140430109   146    8,228 SH         OTHER                8,228      0         0
CITIGROUP         COMMON
  INC..........   STOCK        172967101   293    1,100 SH  PUT    OTHER                1,100      0         0
FEDERAL HOME
  LN MTG          COMMON
  CORP.........   STOCK        313400301    38       56 SH  PUT    OTHER                   56      0         0
LEHMAN BROS       COMMON
  HLDGS INC....   STOCK        524908100   291      665 SH  PUT    OTHER                  665      0         0
WASHINGTON        COMMON
  MUT INC......   STOCK        939322103   215      731 SH  PUT    OTHER                  731      0         0